Shareholder Fees - FidelityMSCISectorIndexETFs-ComboPRO	Nov. 29, 2023 USD ($)
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Energy Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none